Property, Plant and Equipment (Details) - Schedule of Computer System and Equipment	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Disclosure of detailed information about property, plant and equipment [line items]
Beinging	RM 111,606,553		RM 55,083,197
Ending	113,296,534	$ 23,993,336	111,606,553	RM 55,083,197
Net carrying amount	113,296,534		111,606,553	55,083,197
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beinging	128,400,231		56,017,056
Additional	30,000,000		72,383,744	56,017,056
Written off			(569)
Ending	158,400,231		128,400,231	56,017,056
Net carrying amount	158,400,231		128,400,231	56,017,056
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beinging	(16,793,678)		(933,859)
Additional	(28,310,019)		(15,859,909)	(933,859)
Written off			90
Ending	(45,103,697)		(16,793,678)	(933,859)
Net carrying amount	RM (45,103,697)		RM (16,793,678)	RM (933,859)